Consolidated Statements of Changes in Stockholder's Equity (Parenthetical) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement of Stockholders' Equity [Abstract]
Issuance of common shares net of costs	$ 50,765	$ 957,193